Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
17.	Supplemental Cash Flow Information

a)	The changes in operating assets and liabilities for the years ended December 31, 2011, 2010 and 2009, are as follows:

	Year Ended	Year Ended	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
	$	$	$
Accounts receivable	(68,914)	(21,820)	64,886
Prepaid expenses and other assets	(8,225)	12,719	35,006
Accounts payable	12,216	(11,002)	(2,731)
Accrued and other liabilities	(19,424)	65,518	26,240
Other long-term liabilities	—	—	25,254

	(84,347)	45,415	148,655

b)	Cash interest paid, including realized interest rate swap settlements, during the years ended December 31, 2011, 2010, and 2009, totalled $279.1 million, $271.3 million and $263.1 million, respectively. In addition, during the years ended December 31, 2011, 2010 and 2009, cash interest paid relating to interest rate swap amendments and terminations totalled $149.7 million, $nil and $nil, respectively.

c)	During the year ended December 31, 2010, an unrelated party contributed a shuttle tanker with a value of $35.0 million to a subsidiary of the Company in exchange for a 33% equity interest in the subsidiary as described in Note 16(e) to these consolidated financial statements. This contribution has been treated as a non-cash transaction in the Company’s consolidated statement of cash flows.